Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, Illinois 60606
T312.845.3000
F312.701.2361 www.chapman.com

VIA EDGAR

July 31, 2025

United States Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Fidelity® Solana Fund
(File No. 333-288046)

Ladies and Gentlemen:

On behalf of Fidelity® Solana Fund (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s Pre-Effective Amendment No. 1 to the Registrant’s registration statement on Form S-1 (the “Registration Statement”). The Registration Statement relates to common shares of beneficial interest of Fidelity® Solana Fund, a Delaware statutory trust intending to operate as an exchange-traded fund.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484 or James M. Audette at (312) 845-3421.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP
CHAPMAN AND CUTLER LLP